The Company and its operations (Details)	Jun. 30, 2011
Compania Minera Misky Mayo S.A.C.
Principal consolidated operating subsidiaries
Ownership (as a percent)	40.00%
Voting capital (as a percent)	51.00%
Head office location	Peru
Principal activity	Fertilizer
Ferrovia Centro -Atlantica S. A.
Principal consolidated operating subsidiaries
Ownership (as a percent)	99.99%
Voting capital (as a percent)	99.99%
Head office location	Brazil
Principal activity	Logistics
Ferrovia Norte Sul S.A.
Principal consolidated operating subsidiaries
Ownership (as a percent)	100.00%
Voting capital (as a percent)	100.00%
Head office location	Brazil
Principal activity	Logistics
Mineracao Corumba Reunidas S.A.
Principal consolidated operating subsidiaries
Ownership (as a percent)	100.00%
Voting capital (as a percent)	100.00%
Head office location	Brazil
Principal activity	Iron ore
PT International Nickel Indonesia Tbk
Principal consolidated operating subsidiaries
Ownership (as a percent)	59.14%
Voting capital (as a percent)	59.14%
Head office location	Indonesia
Principal activity	Nickel
Sociedad Contractual Minera Tres Valles
Principal consolidated operating subsidiaries
Ownership (as a percent)	90.00%
Voting capital (as a percent)	90.00%
Head office location	Chile
Principal activity	Copper
Urucum Mineracao S.A.
Principal consolidated operating subsidiaries
Ownership (as a percent)	100.00%
Voting capital (as a percent)	100.00%
Head office location	Brazil
Principal activity	Iron Ore and Manganese
Vale Australia Pty Ltd.
Principal consolidated operating subsidiaries
Ownership (as a percent)	100.00%
Voting capital (as a percent)	100.00%
Head office location	Australia
Principal activity	Coal
Vale Austria Holdings GMBH
Principal consolidated operating subsidiaries
Ownership (as a percent)	100.00%
Voting capital (as a percent)	100.00%
Head office location	Austria
Principal activity	Holding and Exploration
Vale Canada Limited
Principal consolidated operating subsidiaries
Ownership (as a percent)	100.00%
Voting capital (as a percent)	100.00%
Head office location	Canada
Principal activity	Nickel
Vale Coal Colombia Ltd.
Principal consolidated operating subsidiaries
Ownership (as a percent)	100.00%
Voting capital (as a percent)	100.00%
Head office location	Colombia
Principal activity	Coal
Vale Fertilizantes S.A
Principal consolidated operating subsidiaries
Ownership (as a percent)	84.27%
Voting capital (as a percent)	99.90%
Head office location	Brazil
Principal activity	Fertilizer
Vale International S.A
Principal consolidated operating subsidiaries
Ownership (as a percent)	100.00%
Voting capital (as a percent)	100.00%
Head office location	Switzerland
Principal activity	Trading
Vale Manganes S.A.
Principal consolidated operating subsidiaries
Ownership (as a percent)	100.00%
Voting capital (as a percent)	100.00%
Head office location	Brazil
Principal activity	Manganese and Ferroalloys
Vale Nouvelle Caledonie SAS
Principal consolidated operating subsidiaries
Ownership (as a percent)	74.00%
Voting capital (as a percent)	74.00%
Head office location	New Caledonia
Principal activity	Nickel